Taxation - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating Loss Carryforwards [Line Items]
Loss	¥ 15,546,804
Tax losses	¥ 556,521
Inland Revenue, Hong Kong [Member]
Operating Loss Carryforwards [Line Items]
Statutory income tax rate	16.50%
Tax losses	¥ 476,572
United States [Member]
Operating Loss Carryforwards [Line Items]
Statutory income tax rate			27.98%
Tax losses	¥ 79,949
PRC [Member]
Operating Loss Carryforwards [Line Items]
Statutory income tax rate	25.00%
Preferential income tax rate	25.00%
Withholding tax rate	10.00%
Effective income tax rate reconciliation, tax credit, research, percent		75.00%		50.00%
PRC [Member] | HNTE [Member]
Operating Loss Carryforwards [Line Items]
Preferential income tax rate	15.00%
PRC [Member] | Beneficial Owner [Member]
Operating Loss Carryforwards [Line Items]
Withholding tax rate	5.00%
Hong Kong and Others [Member]
Operating Loss Carryforwards [Line Items]
Tax losses	¥ 556,521